Subsequent Events (Details)	Aug. 12, 2020
Subsequent Event [Member]
Subsequent Events (Textual)
Subsequent event, description	The Company filed a prospectus on the Form F-3 to offer the securities to register an aggregate value of up to US$66,000,000 of the Company's securities. The Company filed amendments in September and October 2020 and is pending approval from the SEC.